Trust Agreement (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trust Agreement [Abstract]
Brokerage fees	7.00%
Net capital investments	$ 100,000
Management fee	2.00%
Custodial fee	0.25%
Percent of gross offering proceeds, exceeded by amounts paid to selling agents on Series 1 units	9.50%
Rebate amount	36,144
Profit share percentage	20.00%
Redemption charges	11,982	801
Redemption charges paid	$ 117,082	$ 18,650	$ 17,207